Document and Entity Information	Aug. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	Quotient Ltd
Entity Central Index Key	0001596946
Entity Emerging Growth Company	false
Entity File Number	001-36415
Entity Incorporation, State or Country Code	Y9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	B1
Entity Address, Address Line Two	Business Park Terre Bonne
Entity Address, Address Line Three	Route de Crassier 13
Entity Address, City or Town	1262 Eysins
Entity Address, Country	CH
Entity Address, Postal Zip Code	1262
City Area Code	011-41-22
Local Phone Number	716-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nil par value
Trading Symbol	QTNT
Security Exchange Name	NASDAQ